INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
Income Loss Per Share Abstract
INCOME (LOSS) PER SHARE
NOTE 25 – INCOME (LOSS) PER SHARE

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Basic and diluted earnings per share:
Net income (loss) attributable to equity holders of the company	(18,965)	4,652	6,514
Weighted average number of issued ordinary shares	29,716,281	25,302,350	22,329,281
Dilutive effect of share options and RSUs	-	1,337,771	1,569,196
Weighted average number of diluted ordinary shares	29,716,281	26,640,120	23,898,477
Income (loss) per share, basic ($)	(0.64)	0.18	0.29
Income (loss) per share, diluted ($)	(0.64)	0.17	0.27